Other financial instruments (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments
Change in fair value at beginning	$ 46,100
Changes in fair value	(24,267)
Change in fair value at ending	21,833
Notional	$ 30,810